VARIABLE INTEREST ENTITIES (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Current assets
Cash	¥ 269,100,000	$ 39,011,267	¥ 316,974,857
Restricted cash	730,060	105,832	723,560	$ 104,890	¥ 0	¥ 0
Notes receivable	8,471,941	1,228,120	10,828,308
Trade accounts receivable, net	38,972,445	5,649,572	22,577,980
Inventories, net	4,941,662	716,359	3,894,369
Other receivables, net	2,767,204	401,143	5,501,833
Loans to third parties	95,089,205	13,784,440	50,383,822
Purchase advances, net	554,700	80,411	178,208
Contract costs, net	27,747,782	4,022,409	33,858,820
Prepaid expenses	409,939	59,426	420,284
Prepaid expenses - related parties	0	0	275,000
Total current assets	448,796,358	65,058,979	445,617,041
Property and equipment, net	26,104,639	3,784,213	25,474,162
Construction in progress	267,571	38,788	239,739
Intangible assets, net	5,600,000	811,794	5,950,000
Long-term other receivables, net	620,000	89,877	1,564,381
Long-term loan to a third party	3,067,000	444,602	0
Goodwill	4,730,002	685,676	4,730,002
Operating lease right-of-use assets	5,038,871	730,451	6,666,759
Total Assets	494,224,441	71,644,380	490,242,084
Current liabilities
Short-term bank loan	10,000,000	1,449,633	10,000,000
Trade accounts payable	16,987,376	2,462,542	16,739,989
Other payables	2,125,082	308,059	3,533,918
Other payable- related parties	2,471,268	358,243	2,240,135
Contract liabilities	55,400	8,031	2,001,277
Accrued payroll and employees' welfare	2,278,254	330,263	2,250,547
Taxes payable	2,884,924	418,208	2,210,958
Short-term borrowings - related parties	10,005,069	1,450,367	9,009,156
Operating lease liabilities - current	3,705,420	537,150	3,892,774
Total Current Liabilities	51,554,774	7,473,545	52,878,284
Operating lease liabilities - non-current	752,821	109,131	2,184,635
Total Liabilities	95,447,396	13,836,361	77,357,323
VIE
Current assets
Cash	49,727,112	7,102,772	18,033,666
Restricted cash	730,060	105,832	723,560
Notes receivable	8,471,941	1,228,120	10,828,308
Trade accounts receivable, net	38,972,445	5,649,572	22,577,980
Inventories, net	4,941,662	716,359	3,894,369
Other receivables, net	2,502,247	362,734	5,500,981
Loans to third parties	33,418,403	4,844,440	30,270,563
Purchase advances, net	554,700	80,411	178,208
Contract costs, net	27,747,782	4,022,409	33,858,820
Prepaid expenses	158,498	22,976	165,120
Prepaid expenses - related parties	0	0	275,000
Total current assets	167,224,850	24,135,625	126,306,575
Property and equipment, net	26,104,639	3,784,213	25,474,162
Construction in progress	267,571	38,788	239,739
Intangible assets, net	5,600,000	811,794	5,950,000
Long-term other receivables, net	620,000	89,877	1,564,381
Long-term loan to a third party	3,067,000	444,602	0
Goodwill	4,730,002	685,676	4,730,002
Operating lease right-of-use assets	5,038,871	730,451	6,666,759
Total Assets	212,652,933	30,721,026	170,931,618
Current liabilities
Short-term bank loan	10,000,000	1,449,633	10,000,000
Trade accounts payable	12,956,285	1,878,185	12,826,108
Other payables	1,419,624	205,793	1,469,761
Contract liabilities	161,400	23,397	2,107,277
Accrued payroll and employees' welfare	1,093,689	158,545	1,213,040
Intercompany payables	238,313,051	34,546,635	194,373,010
Taxes payable	2,885,155	418,241	2,211,190
Short-term borrowings - related parties	10,005,069	1,450,367	9,009,156
Long-term borrowings - related party - current portion	1,041,981	151,049	999,530
Operating lease liabilities - current	3,705,420	537,150	3,892,774
Total Current Liabilities	282,841,774	41,001,663	239,162,927
Operating lease liabilities - non-current	752,821	109,131	2,184,635
Long-term bank loan	1,000,000	144,963	0
Long-term borrowings - related party	4,989,930	723,356	5,511,076
Deferred tax liability	187,972	27,249	187,972
Total Liabilities	289,772,497	42,006,362	247,046,610
RECON TECHNOLOGY LTD
Current assets
Cash	183,517,938	26,603,357	296,838,959		¥ 287,893,737	296,838,959	$ 43,030,741	¥ 325,116,815
Total current assets	531,389,525	77,031,955	522,428,344
Total Assets	450,035,873	65,238,665	444,861,509
Current liabilities
Other payables	6,471,716	938,161	7,552,452
Total Current Liabilities	6,471,716	938,161	7,552,452
Total Liabilities	43,515,587	6,308,161	24,229,780
Related Party [Member]
Current assets
Operating lease right-of-use assets	553,226	80,197	765,241
Current liabilities
Short-term bank loan	11,000,000.0	1,600,000
Other payables	2,471,268	358,243	2,240,135
Short-term borrowings - related parties	10,000,000.0	1,500,000
Long-term borrowings - related party - current portion	1,041,981	151,049				999,530
Operating lease liabilities - current	439,865	63,764	429,265
Operating lease liabilities - non-current	113,361	16,433	335,976
Long-term bank loan	6,031,911	874,405				6,510,606
Long-term borrowings - related party	4,989,930	723,356				¥ 5,511,076
Related Party [Member] | VIE
Current liabilities
Other payable- related parties	¥ 1,260,100	$ 182,668	¥ 1,061,081